Revenues - Schedule of Company’s Revenues Disaggregated by Service (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Company’s Revenues Disaggregated by Service [Line Items]
Revenues	$ 7,006,918	$ 900,250	$ 19,128,764
Cloud services and data center managed services [Member]
Schedule of Company’s Revenues Disaggregated by Service [Line Items]
Revenues	4,451,580	571,940	13,233,426
Telecommunication, consultancy and related services [Member]
Schedule of Company’s Revenues Disaggregated by Service [Line Items]
Revenues	$ 2,555,338	$ 328,310	$ 5,895,338